SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the U.S. generally accepted accounting principles (‘‘US GAAP’’).

Principle of consolidation
Principle of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its consolidated subsidiaries, VIE and VIE’s subsidiaries for which the Company is the primary beneficiary. All significant inter-company transactions and balances have been eliminated upon consolidation.

Business combinations
Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Discontinued operations
Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total non-current liabilities are presented separately on the consolidated balance sheets.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, provision for other receivables, estimating useful lives and impairment for property and equipment and acquired intangible assets, impairment of goodwill, valuation allowance for deferred tax assets, share-based compensation and purchase price allocation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
Foreign currency

The functional and reporting currency of the Company is the United States dollar (“U.S. dollars”, “US$” or“$”). The functional currency of the Company's subsidiary, New Admiral, is U.S. dollars. The functional currency of the Company’s HK subsidiaries, JMU Investment and JMU Supply Chain, is Hong Kong dollars (“HK dollars”). The financial records of the Group’s subsidiaries, VIE and VIE’s subsidiaries located in the PRC are maintained in their local currencies, the Renminbi (“RMB”), respectively, which are also the functional currencies of these entities.

Transactions denominated in currencies other than the respective entities’ functional currencies are re-measured into the functional currencies, in accordance with Accounting Standards Codification (“ASC”) 830 (“ASC 830”) Foreign Currency Matters, at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currencies at the exchange rates prevailing at the balance sheet date. All foreign exchange gains or losses are included in the consolidated statements of operations.

Assets and liabilities are translated to the reporting currency at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of consolidated statements of comprehensive loss.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

Accounts receivable, net of allowance
Accounts receivable, net of allowance

Accounts receivable represents those receivables derived in the ordinary course of business, carried at net realizable value.

The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves. No allowance for doubtful accounts was recognized for each of the three years ended December 31, 2017.

Inventories
Inventories

Inventory is stated at the lower of cost or market. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value for slow-moving merchandise and damaged goods. The amount of written-down depends upon factors such as whether the goods are returnable to vendors, historical and forecasted consumer demand, market condition and the promotional environment.

Written-down amounts are recorded in cost of goods sold in the consolidated statements of operations. No inventory provision was recognized for each of the three years ended December 31, 2017.

Property and equipment
Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Computer equipment	3 years
Office equipment	5 years
Vehicles	4 years
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Acquired intangible assets
Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization and impairment. Amortization of finite lived intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The amortization period by major intangible asset classes is as follows:

Trade name/domain name	10 years
Non-compete agreement	4.5 years
Online platform	5 years
Customer relationship	5-10 years

Impairment of long-lived assets other than goodwill
Impairment of long-lived assets other than goodwill

The Group evaluates the recoverability of its long-lived assets, including intangible assets with finite lives, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

An impairment loss of $nil, $nil and $19,765,615 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively.

Impairment of goodwill
Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has determined to perform the annual impairment tests on December 31 of each year. Prior to the acquisition of JMU Group, goodwill was attributable to the group buying business which is classified as discontinued operations in the year ended December 31, 2015. The goodwill as of December 31, 2016 and 2017 was attributable solely to the JMU business on which an impairment loss of $85,934,770, $nil and $127,252,810 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively.

Investments
Investment

Cost Method Investment

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment. The Group regularly evaluate the impairment of the investment based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized in earnings is equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Cost method accounting is also applied to investment that are not considered as “in-substance” common stock investment, and do not have readily determinable fair value.

No impairment was recognized for each of the three years ended December 31, 2017.

Revenue recognition
Revenue recognition

The Group recognizes revenue from the sales of rice, flavoring, oil, seafood, wine and other types of generic food and beverage products through its online platform www.ccjoin.com. The website also serves as an online platform to connect third party vendors and customers. The Group recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

The Group recognizes revenue when the customers confirm the acceptance of the goods once they receive the delivered goods. The sales returns are considered and estimated when the related revenue was recognized.

Revenue is recorded net of surcharges and value-added tax ("VAT") and related surcharges.

The Group primarily generates revenue from online direct sales and online platform services.

Online direct sales

The Group primarily sells rice, flavoring, oil, seafood, wine and other products relating to catering and hotel industries through online direct sales. There is a separate channel on the Group’s online platform designated for the Group’s online direct sales and the Group records revenue from online direct sales on a gross basis as the Group acts as the principal in these arrangements: it is the primary obligor in the sales arrangements, has latitude in establishing prices and has discretion in suppliers' selection. On certain transactions, the Group also retains some of general inventory risk and physical inventory loss risk.

Online platform services

The Group also provides the online platform services to connect third-party sellers and purchasers for their transactions via its online marketplace. Online platform sales are made from the online stores under the third-party sellers’ names, and the Group records the related revenue on a net basis as the Group acts as the agent in these arrangements: it is not the primary obligor, does not bear inventory risk, and does not have the ability to establish the price or discretion in supplier selection. For the years ended December 31, 2015, 2016 and 2017, revenues related to the online platform services were $nil, as the Group did not charge any service fees to the third-party sellers and purchasers.

Value-added tax
Value-added tax

VAT is calculated at 13% on the revenue from primary agricultural products and 17% on the revenue from sales of other products. The Group reports revenue net of VAT. WFOE, VIE and VIE's subsidiaries are VAT general tax payers, which are allowed to offset qualified VAT paid against their output VAT liabilities.

Cost of revenue	Cost of revenue Cost of revenues primarily consist of purchased cost of the products sold related to online direct sales and payroll of the operating personnel.

Advertising and promotional expenses
Advertising and promotional expenses

Advertising and promotional expenses, including advertisements through various form of media and kinds of marketing and promotional activities, are included in “Selling and marketing expense” in the consolidated statements of operations and are expensed when incurred. Advertising and marketing expenses for the years ended December 31, 2015, 2016 and 2017 are $131,486, $498,045 and $101,232, respectively.

Operating leases
Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term and have been included in the operating expenses in the consolidated statements of operations. In 2016, the Group entered into a 15-year lease arrangement for its new headquarter in Shanghai, China, which provided a seven month rent free period. As of December 31, 2016 and 2017, the Group recognized non-current liabilities related to deferred rent holiday of $1,086,342 and $1,386,749, respectively.

Income taxes
Income taxes

The Group follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group applies the provision of ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.

The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Loyalty program
Loyalty program

In 2016, the Group launched a customer loyalty program to certain qualified customers, who can earn customer credits from purchases if their annual spending with the Group exceeds RMB10 million. In 2017, the Group announced its revised customer loyalty program to certain qualified customers for granting customer credits only if their annual spending with the Group exceeds RMB100 million. The customers can redeem the earned credits for gift merchandise. During the years ended December 31, 2016 and 2017, the Group accounts for such credits by recording a liability and corresponding selling expenses for the estimated incremental cost of outstanding credits earned that are expected to be redeemed.

During 2016, the Group negotiated settlement of earned loyalty credits with 13 of its customers in ordinary shares of the Company. As part of the settlement, the Group agreed to issue 4.42 million of its ordinary shares, and recognized $1,377,503 in paid-in capital and selling expenses based on the grant date fair value of the ordinary shares. The Group is not legally obligated or expect to continue the redemption of the credits for the ordinary shares in the future.

Share-based payments
Share-based payments

Share-based payment awards with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation costs using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in capital. For share-based payment awards with market conditions, such market conditions are included in the determination of the estimated grant-date fair value. In the second quarter of 2017, the Company elected to early adopt ASU No. 2016-09, Compensation Stock Compensation (Topic 718): Improvement to Employee Share based Payment Accounting, to account for forfeitures as they occur. The cumulative-effect adjustment to accumulated deficits was $nil as a result of the adoption of ASU 2016-09.

A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Group measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net loss per share
Net loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and convertible redeemable participating preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares are not contractually obligated to share the loss.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares, which have been automatically converted into ordinary shares upon the IPO of the Company, stock options and restricted share units, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per ordinary share, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted method; the effect of the stock options and restricted share units is computed using the treasury stock method. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be anti-dilutive.

Comprehensive loss
Comprehensive loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss is reported in the consolidated statements of comprehensive loss, including net loss and foreign currency translation adjustments, presented net of tax.

Segment reporting
Segment reporting

The Group follows ASC 280, Segment Reporting. The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of integrated services to suppliers and consumers in the catering and hotel industries. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.

Fair value
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon quoted prices for instruments traded in active markets.
Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, cash flow models, and similar techniques.

Fair value of financial instruments
Fair value of financial instruments

Financial instruments include cash and cash equivalents, short-term bank borrowings, amounts due from/to related parties, accounts receivable, accounts payable and investment. The carrying values of cash, short-term bank borrowings, amounts due from/to related parties, accounts receivable and accounts payable approximate their fair values reported in the consolidated balance sheets due to the short-term maturities. The Group determined that it is not practicable to estimate the fair value of its cost method investment as of December 31, 2017 and measures the cost method investment at fair value on a nonrecurring basis only if an impairment charge were to be recognized.

Financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities and goodwill based on Level 3 inputs in connection with business acquisition set out in Note 5.

Comparative information	Comparative information Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.

Recently accounting pronouncements
Recent accounting pronouncements

As a company with less than US$1.07 billion in revenue for the last fiscal year, we qualify as an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. We will take advantage of the extended transition period.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted.

In March 2016, the FASB issued ASU No. 2016-08 (“ASU 2016-08”), Revenue from Contracts with Customers—Principal versus Agent Considerations, which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10 (“ASU 2016-10”), Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing, which clarify guidance related to identifying performance obligations and licensing implementation guidance contained in ASU 2014-09. In May 2016, the FASB issued ASU No. 2016-12 (“ASU 2016-12”), Revenue from Contracts with Customers— Narrow-Scope Improvements and Practical Expedients, which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective date for the amendment in ASU 2016-08, ASU 2016-10 and ASU 2016-12 are the same as the effective date of ASU No 2014-09.

The Company is in the process of developing a plan for evaluating the impact of adoption of these guidance on its consolidated financial statement, including the selection of the adoption method, the identification of differences, if any, from the application of the standard, and the impact of such differences, if any, on its consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory, (“ASU 2015-11”). The guidance simplifies the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value. Entities will continue to apply their existing impairment models to inventories that are accounted for using last-in first-out (LIFO) and the retail inventory method (RIM). The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, and the guidance must be applied prospectively after the date of adoption. The Company will adopt ASU 2015-11 in the first quarter of 2018 and the Company evaluated that there was no significant impact on its consolidated financial statements as a result of the adoption of ASU 2015-11.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented for public entities; and, annual reporting periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018 for all other entities. Early adoption is permitted. In the second quarter of 2017, the Company early adopted ASU 2015-17 on a retrospective basis. The adoption of ASU 2015-17 resulted in a decrease of $63,286 to current deferred tax assets and a corresponding increase to noncurrent deferred tax assets on the consolidated balance sheet as of December 31, 2016.

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), Financial Instruments. ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years; and for all other entities, are effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases, (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods and interim periods within those years beginning after December 15, 2018, and, annual reporting periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020 for all other entities. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2016-02 on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”), Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted. The Company is evaluating the effect that this guidance will have on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments which addresses eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019, and early adoption is permitted. The Company is evaluating the effect that this guidance will have on its consolidated financial statements.

In January 2017, FASB has issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The ASU affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The ASU is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company is evaluating the effect that this guidance will have on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (“ASU 2017-04”), Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for annual and interim impairment tests performed in periods beginning after December 15, 2021. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements. Early adoption is permitted. The Company is evaluating the effect that this guidance will have on its consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05 (“ASU 2017-05”), Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets. ASU 2017-05 defines an in-substance nonfinancial asset and clarifies guidance related to partial sales of nonfinancial assets. The update is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019 with early adoption permitted. The Company is evaluating the effect that this guidance will have on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09 (“ASU 2017-09”), Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. This standard provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation-Stock Compensation, to a change to the terms or conditions of a share-based payment award. The updated guidance is effective for interim and annual periods beginning after December 15, 2017, and early adoption is permitted. The Company is evaluating the effect that this guidance will have on its consolidated financial statements.